Exceptional items - Additional information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Exceptional items
Foreign currency translation losses/(gain)	$ 1,000,000		$ 2,000,000	$ 1,000,000
Exceptional finance cost / (income)	67,000,000	$ 51,000,000	117,000,000	86,000,000
Exceptional income tax Charge / (credit)	10,000,000	2,000,000	6,000,000	(7,000,000)
Exceptional Net Charge / (Credit) before tax.	(15,000,000)	(4,000,000)	(6,000,000)	17,000,000
Exceptional items.
Exceptional items
Net charge / (Net credit)	21,000,000	8,000,000	18,000,000	1,000,000
Start-up related and other costs	3,000,000	9,000,000	5,000,000	17,000,000
Transaction related and other costs	1,000,000	1,000,000	2,000,000	4,000,000
Impairment - property, plant and equipment	10,000,000		10,000,000
Exceptional finance cost / (income)	8,000,000		2,000,000	(17,000,000)
Movement In Fair Value			3,000,000
Exceptional income tax Charge / (credit)	(1,000,000)	(2,000,000)	(1,000,000)	(3,000,000)
Exceptional Net Charge / (Credit) before tax.	$ 22,000,000	$ 10,000,000	19,000,000	4,000,000
Americas | Exceptional items.
Exceptional items
Start-up related and other costs			3,000,000	11,000,000
Europe | Exceptional items.
Exceptional items
Start-up related and other costs			$ 2,000,000	$ 6,000,000